Other Recievables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Recievables
20.	OTHER RECEIVABLES

	12.31.2018	12.31.2017
Non-current
Tax credits	86,629,147	119,406,933
Canon - Ferrosur Roca S.A. (Note 39)	55,913,277	73,979,035
Prepaid expenses	47,394,851	—
Advances to suppliers	747,513,033	4,293,073
Guarantee deposits	4,786,029	11,743,462
Miscellaneous	—	4,921,519

Total	942,236,337	214,344,022

Current
Tax credits	130,034,424	185,312,252
Related parties receivables (Note 19)	9,087,814	—
Prepaid expenses	76,109,046	90,103,624
Guarantee deposits	4,916,900	5,571,350
Reimbursement receivables	19,134,950	22,959,198
Advances to suppliers	25,676,349	38,502,156
Salaries advances and loans to employees	8,170,619	7,979,088
ADSs Program	76,923,077	—
Receivables from sales of Property, plant and equipment	23,992,098	7,782,575
Miscellaneous	9,244,323	8,762,877

Total	383,289,600	366,973,120